LOANS RECEIVABLE, NET - Movement of allowance for uncollectible loans receivable (Details)	12 Months Ended
Mar. 31, 2019 USD ($)
LOANS RECEIVABLE, NET
Provision for allowance of uncollectible loans receivable	$ 1,084,225
Foreign currency translation adjustments	(840)
Ending balance	$ 1,083,385